Commitments and contingent liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of contingent liabilities [abstract]
Summary of Potential Future Lease Commitments and Other Commitments Fall Due

Lease commitments and other commitments fall due as follows:	€ million Leases 2024	€ million Leases 2023	€ million Other commitments 2024	€ million Other commitments 2023
Within 1 year	101	64	1,654	1,510
Later than 1 year but not later than 5 years	163	79	2,360	2,595
Later than 5 years	66	148	184	265
	330	291	4,198	4,370

Summary of Contingent Liabilities

Summary of contingent liabilities	€ million 2024	€ million 2023
Corporate reorganisation – IPI, PIS and COFINS taxes and penalties	3,230	3,757
Inputs for PIS and COFINS taxes	35	40
Goodwill amortisation	144	174
Other tax assessments – approximately 500 cases	855	983
Total Brazil Tax	4,264	4,954
Other contingent liabilities	571	575
Total contingent liabilities	4,835	5,529